Income Taxes, Expense (Benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income tax expense (benefit)
Current federal income tax expense (benefit)	$ 92,887	$ (87,736)	$ 181,579
Current state income tax expense	8,256	11,091	11,614
Deferred federal income tax expense (benefit)	60,939	41,851	(65,970)
Federal - valuation allowance adjustment		(10,816)
Deferred state income tax expense (benefit)	9,910	2,208	(1,180)
State - valuation allowance adjustment		38,470
Total income tax expense (benefit)	$ 171,992	$ (4,932)	$ 126,043